INVENTORY (Tables)	12 Months Ended
Feb. 28, 2014
INVENTORY [Abstract]
Schedule of Inventory

Inventory is comprised of the following:

	February 28, 2014	February 28, 2013
Raw Materials	6,368	10,268
Work in Progress	696	649
Finished Goods	20,748	19,511
Total Production Inventory	27,812	30,428

Inventory held for customer service/warranty	2,604	2,294
Total Inventory	30,416	32,722